Note 7 - Income and Mining Taxes - Schedule of Components of Net Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets:
Accrued reclamation costs	$ 33,270	$ 28,032
Deferred exploration	21,691	21,591
Foreign net operating losses	54,523	50,090
Domestic net operating losses	126,186	191,583
Foreign exchange loss	21,348	29,292
Foreign tax credit carryforward	516	1,576
Miscellaneous	40,560	30,014
Total deferred tax assets	186,668	237,073
Valuation allowance	(111,426)	(115,105)	$ (100,910)	$ (72,856)
Total deferred tax assets	298,094	352,178
Deferred tax liabilities:
Miscellaneous	(17,123)	(7,716)
Properties, plants and equipment	(327,130)	(289,430)
Total deferred tax liabilities	(344,253)	(297,146)
Net deferred tax liability	$ (157,585)	$ (60,073)